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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nuveen Investments, Inc.
Address:       333 W. Wacker Drive
               Chicago, IL 60606

13F File Number:  028-11405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mary E. Keefe
Title:        Managing Director and Director of Compliance
Phone:        312-917-7700

Signature, Place, and Date of Signing:

/s/ Mary E. Keefe         Chicago, IL               August 10, 2011
-----------------         -----------               ----------------
[Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number        Name

028-01474                   NWQ Investment Management Company, LLC
028-05958                   Symphony Asset Management, LLC
028-05621                   Santa Barbara Asset Management, LLC

Form 13F File Number         Name
028-12572                    Tradewinds Global Investors, LLC
028-12742                    Nuveen HydePark Group, LLC
028-03676                    Winslow Capital Management, Inc.
028-13469                    Nuveen Investment Solutions, Inc.
028-14498                    Nuveen Asset Management, LLC
028-11710                    Nuveen Fund Advisors, Inc.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          9

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File #          Name

None